SUN CAPITAL ADVISERS TRUST

One Sun Life Executive Park

Wellesley Hills, MA 02481

December 7, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

File Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sun Capital Advisers Trust (the “Trust”)

File Nos. 333-59093; 811-08879

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Rule 497(e)”), exhibits containing amended interactive format data risk/return summary information for the SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund. These exhibits contain amended risk/return summary information pertaining to the supplement filed pursuant to Rule 497(e) on November 23, 2012 (Accession Number 0001193125-12-479550) to the Trust’s Initial and Service Class Prospectuses each dated May 1, 2012 and supplemented August 16, 2012.

If you have any questions or comments, please contact me at 781-446-1867.

Sincerely,

/s/ Maura A. Murphy, Esq.
Maura A. Murphy, Esq.

Enclosures